SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300

+1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

November 1, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Pre-Effective Amendment to Registration Statement of Victory Portfolios IV on Form N-1A

Ladies and Gentlemen:

Victory Portfolios IV (the “Registrant”) is filing via EDGAR, Pre-Effective Amendment No. 1 under the Securities Act of 1933, as amended, and Amendment No. 1 under the Investment Company Act of 1940, as amended, to the Registrant’s Registration Statement on Form N-1A filed on October 30, 2024 (the “Amendment”). The Registrant is filing the Amendment to register shares of four new series portfolios (the “Funds”):

1.Victory Pioneer Balanced Fund

2.Victory Pioneer Global Equity Fund

3.Victory Pioneer Global Growth Fund

4.Victory Pioneer Global Value Fund

As is described in our transmittal letter dated October 30, 2024, on October 30, 2024 the Registrant filed a Registration Statement on Form N-1A to register 25 new series portfolios of the Registrant.

The Registrant is also filing the Amendment to include three Statements of Additional Information for the Funds that supplement (and are intended to replace) the Statements of Additional Information filed on October 30, 2024 with respect to the following funds:

1.Victory Pioneer Multi-Asset Income Fund

2.Victory Pioneer Solutions – Balanced Fund

3.Victory Pioneer Securitized Income Fund

4.Victory Pioneer Disciplined Growth Fund

5.Victory Pioneer Disciplined Value Fund

6.Victory Pioneer Active Credit Fund

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

4870-3395-1221

7.Victory Pioneer High Income Municipal Fund

8.Victory Pioneer Short Term Income Fund

9.Victory Pioneer Intrinsic Value Fund

10.Victory Pioneer Strategic Income Fund

On July 8, 2024, Victory Capital Holdings, Inc. (“Victory Holdings”), Amundi Asset Management S.A.S. (“Seller”) and, solely for certain purposes, Amundi S.A., entered into an agreement (the “Contribution Agreement”) pursuant to which, upon the terms and subject to the conditions set forth therein, Seller will contribute to Victory Holdings all of the shares of its subsidiary, Amundi Holdings US, Inc. (“Amundi Holdings”). Amundi Holdings owns Amundi Asset Management US, Inc. (“Amundi US”), the investment adviser to the Pioneer Funds (the “Acquired Funds”), and Amundi Distributor US, Inc., distributor of the Pioneer Funds (the “Transaction”). Amundi US is the investment adviser to the Acquired Funds.

The Board of Trustees of each Acquired Fund is expected to approve an Agreement and Plan of Reorganization (the “Agreement”), pursuant to which each Acquired Fund will reorganize (each, a “Reorganization”) into each newly-formed, corresponding Fund described above. Victory Capital will be the investment adviser to each Fund. The Registrant will file a registration statement on Form N-14, which will include details about each Reorganization. Victory Capital expects to integrate the investment advisory businesses of Amundi US and Victory Capital in connection with the Transaction.

After each Reorganization, Victory Capital intends to employ the Acquired Funds’ current investment management team to manage the Funds in accordance with substantially similar investment objectives and principal risks. The four Funds enumerated above, however, will not invest at least 80% of their assets in certain securities meeting “ESG criteria,” as defined in the corresponding Acquired Fund’s prospectus, and thus will remove references to “ESG” and “Sustainable” from their names, as applicable. Except as described above, the disclosures relating to the principal investment strategies of the Funds are similar to those contained in the currently effective registration statement of the Acquired Funds, which were filed in accordance with the below:

	Fund Name	Registrant	Accession	Filing Date	Effective
			Number		Date
1.	Pioneer Balanced ESG	Pioneer	0001193125-	November	December
	Fund	Series	23-283338	27, 2023	1, 2023
Trust IV
2.	Pioneer Global	Pioneer	0001193125-	December	December
	Sustainable Equity Fund	Series	23-304873	28, 2023	28, 2023
Trust V

4870-3395-1221

Page 3
3.	Pioneer Global	Pioneer	0001193125-	January 25,	February 1,
	Sustainable Growth Fund	Series	24-015285	2024	2024
		Trust XIV
4.	Pioneer Global	Pioneer	0001193125-	January 25,	February 1,
	Sustainable Value Fund	Series	24-015285	2024	2024
		Trust XIV

If you have any questions concerning the filing, please call me at 212-839-8600 or Matthew Kutner at 212-839-8679.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:

Thomas Dusenberry, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Carol D. Trevino, Victory Capital Management Inc.

Patricia McClain, Victory Capital Management Inc.

Michael D. Policarpo, Victory Capital Management Inc.

Nina Gupta, Victory Capital Management Inc.

Sean Fox, Victory Capital Management Inc.

Matthew J. Kutner, Sidley Austin LLP

John M. Ekblad, Sidley Austin LLP

4870-3395-1221